Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Income Statement [Abstract]
Revenue		$ 2,832	$ 699
Operating expenses:
Cost of revenue (exclusive of depreciation and amortization below)		113	49
Research and development		17,348	10,009
General and administrative		9,759	1,912
Sales and marketing		1,401	228
Depreciation and amortization		1,617	1,277
Other operating income, net		(4,139)	(11)
Total operating expenses		26,099	13,464
Loss from operations		(23,267)	(12,765)
Other income (expense), net:
Interest income (expense), net		(190)	553
Gain on fair value of earn out share liabilities		2,833	0
Other income, net		20	7
Total other income, net		2,663	560
Net loss		$ (20,604)	$ (12,205)
Net loss per share, basic (in dollars per share)	[1]	$ (0.28)	$ (0.22)
Net loss per share, diluted (in dollars per share)	[1]	$ (0.28)	$ (0.22)
Weighted average shares outstanding, basic (in shares)	[1]	72,458,652	55,649,457
Weighted average shares outstanding, diluted (in shares)	[1]	72,458,652	55,649,457
Comprehensive loss:
Net loss		$ (20,604)	$ (12,205)
Cumulative translation adjustment		(217)	63
Net comprehensive loss		$ (20,821)	$ (12,142)

[1]	Net loss per share and weighted average shares outstanding have been retroactively recast after giving effect to the Reverse Recapitalization.